Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 378	$ 186
Accounts Receivable and Accrued Revenues	1,488	1,556
Income Tax Receivable	21	10
Inventories	1,089	1,532
Total Current Assets	2,976	3,284
Exploration and Evaluation Assets	623	787
Property, Plant and Equipment, Net	25,411	27,834
Right-of-Use Assets, Net	1,139	1,325
Other Assets	313	211
Deferred Income Taxes	36
Goodwill	2,272	2,272
Total Assets	32,770	35,713
Current Liabilities
Accounts Payable and Accrued Liabilities	2,018	2,229
Short-Term Borrowings	121
Lease Liabilities	184	196
Contingent Payment	36	79
Income Tax Payable		17
Total Current Liabilities	2,359	2,521
Long-Term Debt	7,441	6,699
Lease Liabilities	1,573	1,720
Contingent Payment	27	64
Decommissioning Liabilities	1,248	1,235
Other Liabilities	181	241
Deferred Income Taxes	3,234	4,032
Total Liabilities	16,063	16,512
Shareholders’ Equity	16,707	19,201
Total Liabilities and Shareholders’ Equity	$ 32,770	$ 35,713